Warrants - 10K - Rollforward (Details) - $ / shares	5 Months Ended	12 Months Ended
	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022
Number of Warrants
Warrants outstanding, beginning (in shares)	483,649	131,006	186,797
Granted (in shares)	48,530	386,119
Exercised (in shares)			(55,791)
Expired (in shares)	0	(33,476)
Warrants outstanding, ending (in shares)	532,179	483,649	131,006
Weighted-Average Exercise Price
Warrants, Weighted-Average Exercise Price, beginning (in dollars per share)	$ 1.31	$ 4.49	$ 3.45
Granted (in dollars per share)	0.01	0.20
Exercised (in dollars per share)			1.00
Expired (in dollars per share)	0	1.00
Warrants, Weighted-Average Exercise Price, ending (in dollars per share)	$ 1.19	$ 1.31	$ 4.49